Provisions (Tables)	12 Months Ended
Jan. 31, 2026
Text block [abstract]
Summary of Provisions
The Company’s provisions were as follows, as at:

	January 31, 2026	January 31, 2025
		Reclassified (Note 2)
Product-related	$810.2	$881.8
Restructuring	7.0	20.1
Other	40.9	42.5
Total provisions	$858.1	$944.4
Current	737.4	797.1
Non-current	120.7	147.3
Total provisions	$858.1	$944.4

Summary of changes in Provision
The changes in provisions were as follows:

	Product-related	Restructuring	Other	Total
Balance as at January 31, 2025
Reclassified (Note 2)	$881.8	$20.1	$42.5	$944.4
Expensed during the period	1,225.9	2.9	39.6	1,268.4
Paid during the period	(1,285.9)	(22.3)	(41.7)	(1,349.9)
Reversed during the period	(3.9)	(3.4)	(0.1)	(7.4)
Effect of foreign currency exchange rate changes	(26.5)	0.2	0.1	(26.2)
Unwinding of discount and effect of changes in discounting estimates	(1.3)	—	—	(1.3)
Liabilities associated with assets held for sale (Note 32)	20.1	9.5	0.5	30.1
Balance as at January 31, 2026	$810.2	$7.0	$40.9	$858.1